Expense Example - iShares 1-10 Year Treasury Bond ETF - iShares 1-10 Year Treasury Bond ETF	Apr. 29, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 5
Expense Example, with Redemption, 3 Years	$ 16